BUSINESS COMBINATION AND RECAPITALIZATION (Details Narrative) - $ / shares	Sep. 30, 2024	May 28, 2024	Dec. 31, 2023	Aug. 25, 2023	Dec. 31, 2022
MERGER AND RECAPITALIZATION
Capital stock Authorized				140,000,000
Preferred stock, shares authorized	40,000,000		40,000,000	40,000,000	40,000,000
Preferred stock, par value	$ 0.0001		$ 0.0001	$ 0.0001	$ 0.0001
Common stock, par value				$ 0.0001
Common Stock, shares authorized	250,000,000	100,000,000	100,000,000	100,000,000	100,000,000